SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) (USD $)	9 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	$ 3,424,366				$ 7,160,782
Accounts receivable	6,848,729				9,909,662
Revenues	133,099,930		71,960,751
Sales [Member]
Concentration of credit risk
Concentration risk, percentage	14.00%		30.00%
Customer A [Member]
Concentration of credit risk
Accounts receivable	3,867,527				1,507,576
Customer B [Member]
Concentration of credit risk
Accounts receivable	738,000					[1]
Customer C [Member]
Concentration of credit risk
Accounts receivable	734,008					[1]
Customer D [Member]
Concentration of credit risk
Accounts receivable		[1]			1,225,831
Customer E [Member]
Concentration of credit risk
Accounts receivable		[1]			3,673,455
Customer H [Member]
Concentration of credit risk
Revenues	19,573,703		12,242,947
Customer I [Member]
Concentration of credit risk
Revenues		[1]	8,691,577
Customer O [Member]
Concentration of credit risk
Revenues	$ 13,391,019			[1]

[1]	Represents less than 10%